SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 21.9%

Federal Home Loan Mortgage Corporation - 7.9%
215,882	2.00	8/1/41	186,126
932,222	4.50	7/1/52	894,867
2,209,550	4.50	2/1/55	2,113,748
269,106	5.00	7/1/35	273,110
292,518	5.00	5/1/42	292,926
437,637	5.50	9/1/52	441,601
41,003	5.82	10/1/37	42,746
3,239,192	6.00	11/1/38	3,333,530
309,895	6.00	6/1/52	317,990
768,306	6.00	2/1/54	771,669
1,677,063	6.50	11/1/53	1,731,675
67,549	6.88	2/17/31	69,061
1,937,987	7.00	10/1/37	2,051,811
1,152,893	7.00	10/1/38	1,226,879
984,482	7.00	3/1/39	1,057,119
1,556,263	7.00	11/1/53	1,640,179
37,926	8.50	3/1/31	39,752
1,036	9.00	5/1/31	1,042

			16,485,831

Federal National Mortgage Association - 9.8%
154,883	3.50	10/1/34	150,546
2,270,936	4.00	4/1/54	2,112,165
4,343,488	4.50	7/1/52	4,156,495
5,292,225	4.50	9/1/52	5,070,683
4,229,453	4.50	3/1/55	4,046,068
1,780,722	5.00	7/1/52	1,730,326
679,267	5.93	5/1/35	677,135
48,464	6.00	5/1/37	50,232
35,968	6.00	9/1/37	36,190
1,723,096	6.00	2/1/54	1,730,637
11,695	6.50	8/1/34	11,838
53,812	7.00	7/1/33	54,648
9,221	7.00	12/1/37	9,339
412,774	7.00	9/1/47	433,457
35,186	8.00	11/1/37	35,514
17,316	8.19	11/15/31	17,464
270	8.43	7/20/30	271
6,090	9.00	5/15/28	6,093
13,106	9.00	7/1/31	13,119

			20,342,220
Government National Mortgage Association - 4.2%
390,287	5.00	7/20/49	385,845
427,632	5.00	1/20/65	416,689
1,811	5.50	9/15/25	1,809
275,510	5.50	5/20/40	281,981
610,706	5.50	8/20/62	607,565
2,130,191	6.00	12/20/52	2,185,628
2,103,650	6.00	8/20/62	2,123,646
7,088	6.50	12/20/38	7,064
2,419,232	7.00	12/20/52	2,505,930
118,757	7.50	4/15/34	122,671

			8,638,828

Total Mortgage Pass-Through Securities			45,466,879
(cost: $45,605,714)

U.S. Treasury / Federal Agency Securities - 3.4%
U.S. Treasury Bonds:

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

2,850,000	3.63	2/15/53		2,330,098
1,800,000	4.25	11/15/34		1,806,187
600,000	4.38	5/15/34		609,445
U.S. Treasury Notes:

2,300,000	4.25	1/31/30		2,345,012

Total U.S. Treasury / Federal Agency Securities				7,090,742
(cost: $7,348,808)

Collateralized Mortgage Obligations - 72.9%

Federal Home Loan Mortgage Corporation - 16.8%
676,099	4.61	7/25/32	[1]	635,223
1,088,361	5.00	10/25/48		1,095,871
1,498,049	5.00	2/25/51		1,475,031
1,788,927	5.00	6/25/51		1,797,935
1,947,549	5.00	4/25/52		1,960,083
4,860,432	5.00	11/25/50	[1]	4,715,076
2,170,980	5.23	5/25/43		2,069,332
1,793,902	5.50	6/25/48		1,838,137
1,683,381	5.50	11/25/50		1,710,707
4,077,022	5.50	6/25/51		4,145,524
358,779	6.00	4/15/30		367,985
832,332	6.00	6/15/37		883,670
802,130	6.00	9/15/42		816,969
2,311,658	6.00	9/25/52		2,408,679
235,969	6.50	6/25/32		242,496
279,485	6.50	8/15/39		298,754
754,030	6.50	2/25/43		756,568
708,730	6.50	10/25/43		727,101
1,364,487	6.50	8/15/45		1,499,057
600,000	7.00	12/15/40		662,462
1,317,695	7.00	3/25/43		1,398,367
1,862,150	7.00	7/25/43		1,967,355
851,379	7.00	3/15/49		913,727
487,326	7.50	9/25/43		505,018

				34,891,127

Federal National Mortgage Association - 16.7%
1,554,964	5.00	7/25/33		1,553,729
2,926,719	5.00	11/25/50		2,866,371
3,057,521	5.00	12/25/50		3,075,150
360,790	5.00	1/25/51		361,366
1,397,469	5.25	8/25/49		1,414,237
355,751	5.36	6/25/42		364,374
507,124	5.50	6/25/40		520,979
710,900	5.50	1/25/49		715,937
1,128,233	5.62	11/25/33		1,130,293
298,228	5.75	8/25/33		302,310
75,620	6.00	11/25/32		78,623
431,660	6.00	9/25/35		455,861
417,720	6.00	10/25/36		437,758
1,058,239	6.00	11/25/43		1,085,003
1,749,472	6.00	6/25/44		1,798,175
381,353	6.00	8/25/44		392,190
575,461	6.00	2/25/48		608,961
1,450,000	6.00	10/25/53		1,548,959
1,781,336	6.50	11/25/41		1,814,125
963,753	6.50	7/25/42		1,004,740
1,703,352	6.50	12/25/43		1,754,041
728,604	6.53	9/25/37	[1]	725,057
336,218	6.65	8/25/37	[1]	338,855
251,872	6.75	4/25/37		254,903

JUNE 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

798,023	7.00	12/25/33		833,216
594,849	7.00	6/19/41	[1]	604,586
845,956	7.00	12/25/41		878,964
600,972	7.00	7/25/42		627,941
480,666	7.00	2/25/44		495,792
565,649	7.00	4/25/49		607,080
223,195	7.50	10/25/40		224,320
787,056	7.50	11/25/40		787,056
868,390	7.50	7/25/41		879,889
259,196	7.50	1/25/42		269,336
449,412	7.50	5/25/42		474,300
553,788	7.50	2/25/44		565,607
350,959	7.50	5/25/44		371,747
2,247,323	7.50	1/25/48		2,367,514
21,945	8.21	10/25/42	[1]	23,605
121,762	8.50	6/25/30		130,081
7,790	18.39	3/25/39	[1]	9,808

				34,752,839

Government National Mortgage Association - 39.2%
1,958,474	4.73	5/20/51	[1]	1,892,222
2,003,348	4.76	5/20/51	[1]	1,930,083
4,338,795	4.80	8/20/51	[1]	4,213,644
1,033,607	5.00	8/20/48		1,031,743
3,459,263	5.00	1/20/51		3,431,654
6,202,100	5.00	2/20/51		6,136,890
524,909	5.00	6/20/52		527,002
909,633	5.50	12/20/49		913,147
3,262,492	5.50	12/20/50		3,338,938
2,722,266	5.50	1/20/51		2,781,005
1,481,398	5.50	4/20/51		1,528,640
11,389,327	5.50	5/20/51		11,677,250
11,580,114	5.50	6/20/51		11,834,048
14,041,822	5.50	7/20/51		14,327,692
432,269	5.50	10/20/51		441,681
1,181,577	5.50	12/20/51		1,209,944
6,556,573	5.90	2/20/51	[1]	6,750,050
238,177	6.00	12/20/35		243,176
217,894	6.00	3/20/48		226,030
1,223,048	6.00	3/20/49		1,250,676
342,221	6.00	5/20/49		354,543
1,783,645	6.50	8/20/48		1,839,038
789,683	6.50	10/20/48		842,285
690,799	6.50	1/20/49		737,165
886,241	6.50	3/20/54		917,598
857,349	7.00	11/20/48		902,455
260,644	7.05	2/20/45	[1]	278,898

				81,557,497

Vendee Mortgage Trust - 0.2%
327,957	6.42	7/15/30	[1]	335,587

				335,587

Total Collateralized Mortgage Obligations				151,537,050
(cost: $160,711,131)

Asset-Backed Securities - 0.7%

Federal Home Loan Mortgage Corporation - 0.1%
208,858	7.16	7/25/29		211,872

				211,872
Federal National Mortgage Association - 0.6%
240,446	4.40	9/26/33	[14]	235,043

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

61,718	4.86	10/25/33	[14]	62,935
	SOFRRATE 30 Day
3,639	Average + 0.28%, 5.11	11/25/32	[1]	3,565
846,041	5.28	2/25/33	[14]	857,766
342	6.00	5/25/32	[14]	344

				1,159,653

Total Asset-Backed Securities				1,371,525
(cost: $1,382,024)

Put Options Purchased [19] - 0.1%				130,476
(cost: $138,185)
Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 1.0%
2,140,104	Fidelity Inv. Money Mkt. Gvt. Fund, 4.23%			2,140,104

(cost: $2,140,104)

Total Investments in Securities - 100.0%
(cost: $217,325,966)				207,736,776

Other Assets and Liabilities - (0.0)%				(6,346)

Net Assets - 100.0%				$207,730,430

1

Variable rate security. Rate disclosed is as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2025.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit U.S. Government Securities Fund (Continued)

19	Options outstanding as of June 30, 2025 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:

5-Year	293	108.50	August 2025	StoneX Financial, Inc.	31,790,500	138,185	130,476

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	45,466,879	—	45,466,879
U.S. Treasury / Federal Agency Securities	—	7,090,742	—	7,090,742
Collateralized Mortgage Obligations	—	151,537,050	—	151,537,050
Asset-Backed Securities	—	1,371,525	—	1,371,525
Put Options Purchased	130,476	—	—	130,476
Short-Term Securities	2,140,104	—	—	2,140,104
Total:	2,270,580	205,466,196	—	207,736,776

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2025	3